Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Short-term:
Fair value through profit or loss (1)	[1]	$ 1,209	$ 6,790
Available-for-sale		12,929	30,726
Total short-term securities		14,138	37,516
Long-term:
Available-for-sale			17,228
Total long-term securities			$ 17,228

[1]	The Group recognized trading gains (losses) in amounts of $114, $136 and ($146) during the years ended December 31, 2015, 2016 and 2017, respectively.